Related Party Transactions (Details) - Schedule of notes payable - USD ($)	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Total Related Party Notes Payable	$ 2,222,212	$ 1,825,617
Current Portion of Related Party Notes Payable	1,183,755	1,238,755	$ 3,471,755
Long-term Portion of Related Party Notes Payable	1,038,457	586,862
Long-term Note Payable to Related Party - 1 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	1,030,079	1,030,079	400,000
Long-term Note Payable to Related Party - 2 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables	385,000	385,000
Long-term Note Payable to Related Party - 3 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables		55,000
Long-term Note Payable to Related Party - 4 [Member]
Related Party Transaction [Line Items]
Total Related Party Notes Payable and Other Payables			$ 200,000
Long term note bearing interest at 6% and maturing December 31, 2024 and other short-term payables due to stockholders and related parties	$ 807,133	$ 355,538